SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Line Items]
Schedule of Stock-Based Compensation Assumptions
	Year ended December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	122%	88%	61%-67%
Risk-free interest	1.12%	1.2%	1.8%
Expected life	6.25 years	5-6 years	5.5-6.25 years

Schedule of Warrant Activity
	Year ended December 31,
	2012	2011	Note
January Warrants	$25	$1	10.b.1
A Warrants	39	5	10.b.2
A' Warrants	72	159	10.b.4

Total	$136	$165

Schedule of Stock Option Activity
The following is a summary of the Company's stock options granted among the various plans:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	41,963	$97.65
Granted	283,500	$5.27
Exercised	(1,093)	$1.48
Forfeited	(19,218)	$1,150
Outstanding at the end of the year	305,152	$13.19	$9.47	$11.87

Vested or expected to vest	186,346	$18.31	$9.35	$7.23

Options exercisable at the end of the year	25,761	$98.12	$6.85	$1.12

Schedule Stock Options Outstanding

The following table summarizes information about options to employees and non-employees outstanding at December 31, 2012 under the Plans:

Exercise price	Options outstanding at December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2012	Average exercise price of options exercisable

$0	141	1.27	$0	141	$0
$0.6 -123	301,412	9.62	$9.78	22,054	$64
$128-282	1,968	2.74	$224	1,935	$225
$327-396	943	4.54	$358	943	$358
$411-528	688	3.93	$485	688	$485

	305,152			25,761

Schedule of Stock-Based Compensation

	Year ended December 31,
	2012	2011

Cost of goods sold	$15	$19
Marketing and business development expenses	326	266
General and administrative expenses	182	138
Research and development costs, net	26	180

Total stock-based compensation expense	$549	$603

Warrants [Member]
Stockholders' Equity [Line Items]
Schedule of Stock-Based Compensation Assumptions

	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.25%	0.41%
Expected volatility (2)	161%	92.7%
Expected life (in years) (3)	2	3
Expected dividend yield (4)	0%	0%
Fair value:
Warrants	$25	$1

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Series A Warrants [Member]
Stockholders' Equity [Line Items]
Schedule of Stock-Based Compensation Assumptions
	December 31, 2012	December 31, 2011

Risk-free interest rate	0.365	0.69%
Expected volatility	138%	86.3%
Expected life (in years)	3	4
Expected dividend yield	0	0
Fair value:
Warrants	$39	$5

Private Placement [Member]
Stockholders' Equity [Line Items]
Schedule of Stock-Based Compensation Assumptions
	December 31, 2012	December 31, 2011

Risk-free interest rate	0.54%	0.9%
Expected volatility	127%	81.2%
Expected life (in years)	4	4.8
Expected dividend yield	0	0
Fair value:
Warrants	$72	$159